Capital Stock - Aspire Common Stock Purchase Agreement - Additional Information (Detail) - USD ($)									3 Months Ended	12 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Jun. 26, 2014	May. 29, 2014	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Dec. 09, 2010	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Number of shares of common stock sold	4,444,445	6,000,000	5,500,000	3,333,333		5,000,000	10,125,000
Proceeds from issuance of common stock	$ 400,000	$ 600,000	$ 550,000	$ 500,000	$ 2,377,000	$ 1,000,000	$ 2,025,000		$ 1,104,000	$ 3,649,000	$ 6,538,000
Aspire Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Maximum commitment under stock purchase agreement								$ 25,000,000
Purchase agreement expired										2013-12
Common stock purchase agreement period								3 years
Common stock purchase price, description										The Company may, from time to time and in its sole discretion, direct Lincoln Park to purchase shares of common stock in amounts up to 200,000 shares on any single business day so long as at least one business day has passed since the most recent purchase, which amounts may be increased to up to 300,000 shares and up to 400,000 shares, provided the closing price of the common stock exceeds a certain threshold, with a maximum limit of up to $500,000 per purchase, plus an additional “accelerated amount” under certain circumstances. There are no trading volume requirements or restrictions under the Purchase Agreement, and the Company will control the timing and amount of any sales of common stock to Lincoln Park. The purchase price of the shares that may be sold to Lincoln Park under the Purchase Agreement will be based on the market price of the common stock immediately preceding the time of sale as computed under the Purchase Agreement without any fixed discount; provided that in no event will such shares be sold to Lincoln Park when the closing sale price is less than $0.05 per share, subject to adjustment as provided in the Purchase Agreement.
Aspire Capital Fund, LLC [Member] | Registration Rights [Member]
Class of Stock [Line Items]
Number of shares of common stock sold											1,200,000
Proceeds from issuance of common stock											$ 264,000